Concentration of Risk	6 Months Ended
Jun. 30, 2024
Concentration of Risk [Abstract]
CONCENTRATION OF RISK

3. CONCENTRATION OF RISK

(a) Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable, other receivables included in prepaid expenses, other current assets, and amounts due from related parties. As of December 31, 2023 and June 30, 2024, RMB199,822 and RMB173,929 (US$23,933), respectively, were deposited with major financial institutions located in the PRC. There is a RMB500,000 deposit insurance limit for a legal entity’s aggregated balance at each mainland PRC bank, and the bank deposits with financial institutions in the Hong Kong Special Administrative Region are insured by the government authority up to HKD 500,000. Management believes that these financial institutions are of high credit quality and continually monitor the credit worthiness of these financial institutions. Historically, deposits in Chinese banks are secure due to the state policy on protecting depositors’ interests.

For the credit risk related to accounts receivable, the Company adopted Credit Losses (Topic 326) effective January 1, 2023. The company makes specific bad debt provisions based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections.

(b) Currency convertibility risk

Substantially all of the Company’s businesses are transacted in RMB, which is not freely convertible into foreign currencies. On January 1, 1994, the PRC government abolished the dual rate system and introduced a single rate of exchange as quoted daily by the People’s Bank of China. However, the unification of the exchange rates does not imply the convertibility of RMB (¥) into US$ ($) or other foreign currencies. All foreign exchange transactions continue to take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts.

(c) Significant customers

For the six months ended June 30, 2023 and 2024, no customer individually represents greater than 10% of the total revenue, respectively.

(d) Significant suppliers

For the six months ended June 30, 2023, one vendor accounted for 11.8% of the Company’s total purchases. For the six months ended June 30, 2024, one vendor accounted for 14.3% of the Company’s total purchases. As of December 31, 2023, one vendor accounted for 11.1% of the Company’s accounts payable. As of June 30, 2024, no vendor accounted for greater than 10% of the Company’s accounts payable.